Additional disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Parent Company Financial Statements And Preference Shares And Preferred Securities [Abstract]
Condensed Balance Sheet
Following are the summarised balance sheets of Banco Santander, S.A. as of December 31, 2019, 2018 and 2017

CONDENSED BALANCE SHEETS (Parent company only)	31 December 2019	31 December 2018	31 December 2017
	(Millions of Euros)
Assets
Cash and due from banks	85,922	105,660	76,690
Of which:
To bank subsidiaries	13,875	16,339	20,818
Trading account assets	86,583	70,825	64,326
Investment securities	44,020	61,064	49,194
Of which:
To bank subsidiaries	9,504	11,084	6,474
To non-bank subsidiaries	3,450	4,581	3,729
Net Loans and leases	276,330	263,142	197,591
Of which:
To non-bank subsidiaries	28,690	26,505	33,113
Investment in affiliated companies	87,330	81,734	85,428
Of which:
To bank subsidiaries	59,364	69,118	65,567
To non-bank subsidiaries	27,966	12,616	19,861
Premises and equipment, net	7,131	2,410	1,929
Other assets	22,600	23,541	17,257
Total assets	609,916	608,376	492,415

Liabilities
Deposits	345,975	350,786	256,389
Of which:
To bank subsidiaries	14,705	18,526	20,391
To non-bank subsidiaries	15,518	13,655	13,115
Short-term debt	20,547	30,883	40,540
Long-term debt	83,906	75,600	53,023
Total debt	104,453	106,483	93,563
Of which:
To bank subsidiaries	—	2,874	1,138
To non-bank subsidiaries	1,667	998	2,966
Other liabilities	89,265	82,340	71,896
Total liabilities	539,693	539,609	421,848

Stockholders' equity
Capital stock	8,309	8,118	8,068
Retained earnings and other reserves	61,914	60,649	62,499
Total stockholders' equity	70,223	68,767	70,567

Total liabilities and Stockholders’ Equity	609,916	608,376	492,415

Condensed Income Statement
Following are the condensed statements of income of Banco Santander, S.A. for the years ended December 31, 2019, 2018 and 2017.

	Year ended
CONDENSED STATEMENTS OF INCOME (Parent company only)	31 December 2019	31 December 2018	31 December 2017
	(Millions of Euros)
Interest income
Interest from earning assets	8,009	7,660	5,733
Dividends from affiliated companies	5,959	3,872	3,320
Of which:
From bank subsidiaries	3,019	2,874	2,580
From non-bank subsidiaries	2,940	998	740
	13,968	11,532	9,053
Interest expense	(4,108)	(3,861)	(3,204)
Interest income / (Charges)	9,860	7,671	5,849
Provision for credit losses	(1,246)	(686)	(451)
Interest income / (Charges) after provision for credit losses	8,614	6,985	5,398
Non-interest income:	4,132	3,972	3,872
Non-interest expense:	(9,168)	(7,573)	(6,293)
Income before income taxes	3,578	3,384	2,977
Income tax expense	(48)	(83)	29
Net income	3,530	3,301	3,006

Condensed Statement of Comprehensive Income
Following are the condensed statement of comprehensive income of Banco Santander, S.A. for the years ended December 31, 2019, 2018 and 2017:

	Year ended
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (Parent company only)	31 December 2019	31 December 2018	31 December 2017
	(Millions of Euros)
NET INCOME	3,530	3,301	3,006
OTHER COMPREHENSIVE INCOME	119	(410)	(356)
Items that may be reclassified subsequently to profit or loss	422	(348)	(341)
Financial assets available-for-sale	—	—	(625)
Revaluation gains/(losses)	—	—	(283)
Amounts transferred to income statement	—	—	(342)
Other reclassifications	—	—	—
Hedging instruments (items not designated)	—	—	—
Revaluation gains (losses)	—	—	—
Amounts transferred to income statement	—	—	—
Other reclassifications	—	—	—
Debt instruments at fair value with changes in other comprehensive income	724	(634)	—
Revaluation gains (losses)	698	(135)	—
Amounts transferred to income statement	(592)	(499)	—
Other reclassifications	618	—	—
Cash flow hedges:	(117)	137	(7)
Revaluation gains/(losses)	(205)	153	(7)
Amounts transferred to income statement	88	(16)	—
Amounts transferred to initial carrying amount of hedged items	—	—	—
Other reclassifications	—	—	—
Hedges of net investments in foreign operations:	—	—	—
Exchange differences	—	—	—
Non-current assets held for sale	—	—	—
Income tax	(185)	149	291
Items that will not be reclassified to profit or loss:	(303)	(62)	(15)
Actuarial gains/(losses) on pension plans	(327)	43	(23)
Rest of valuation adjustments	(133)	(78)	—
Income tax relating to items that will not be reclassified	157	(27)	8
TOTAL COMPREHENSIVE INCOME	3,649	2,891	2,650

Condensed Cash Flow Statement
Following are the condensed cash flow statements of Banco Santander, S.A. for the years ended December 31, 2019, 2018 and 2017.

	Year ended
CONDENSED CASH FLOW STATEMENTS (Parent company only)	31 December 2019	31 December 2018	31 December 2017
	(Millions of Euros)
1. Cash flows from operating activities
Consolidated profit	3,530	3,301	3,006
Adjustments to profit	2,206	11,576	1,824
Net increase/decrease in operating assets	(13,370)	(17,566)	(10,430)
Net increase/decrease in operating liabilities	45	13,411	21,915
Reimbursements/payments of income tax	743	(279)	(839)
Total net cash flows from operating activities (1)	(6,846)	10,443	15,476

2. Cash flows from investing activities
Investments (-)	(7,094)	(1,472)	(8,818)
Divestments (+)	1,952	10,197	4,995
Total net cash flows from investment activities (2)	(5,142)	8,725	(3,823)

3. Cash flows from financing activities
Issuance of own equity instruments	—	—	7,072
Disposal of own equity instruments	829	805	1,004
Acquisition of own equity instruments	(829)	(816)	(972)
Issuance of debt securities	1,056	2,750	2,894
Redemption of debt securities	(4,578)	(827)	(764)
Dividends paid	(3,773)	(3,118)	(2,665)
Issuance/Redemption of equity instruments	—	—	—
Other collections/payments related to financing activities	(382)	(2)	532
Total net cash flows from financing activities (3)	(7,677)	(1,208)	7,101

4. Effect of exchange rate changes on cash and cash equivalents (4)	205	237	(655)

5. Net increase/decrease in cash and cash equivalents (1+2+3+4)	(19,460)	18,197	18,099
Cash and cash equivalents at beginning of period	51,931	33,734	15,635
Cash and cash equivalents at end of period	32,471	51,931	33,734

Schedule of preferred shares and securities
The following table shows the balance of the preference shares and preferred securities as of December 31, 2019, 2018 and 2017:

	2019	2018	2017
	(Millions of Euros)
Preference shares	321	345	404
Preferred securities	7,709	9,717	8,369
Total at period-end	8,030	10,063	8,773

Schedule of preferred shares and securities by issuer

	Outstanding at 31 December 2019
Preference Shares Issuer/Date of issue	Currency	Amount in currency (million)	Interest rate	Redemption Option (A)

Santander UK plc, October 1995	Pounds Sterling	80.3	10.375%	No option
Santander UK plc, February 1996	Pounds Sterling	80.3	10.375%	No option
Santander Bank, National Association, August 2000	US Dollar	153.0	12.00%	16 May 2020

	Outstanding at 31 December 2019
Preferred Securities Issuer/Date of issue	Currency	Amount in currency (million)	Interest rate		Maturity date

Banco Santander, S.A.
Banco Santander, S.A., March 2014	Euro	1,500.0	6.250%	(B)	Perpetuity
Banco Santander, S.A., September 2014	Euro	1,500.0	6.250%	(C)	Perpetuity
Banco Santander, S.A., April 2017	Euro	750.0	6.750%	(D)	Perpetuity
Banco Santander, S.A., September 2017	Euro	1,000.0	5.250%	(E)	Perpetuity
Banco Santander, S.A., March 2018	Euro	1,500.0	4.750%	(F)	Perpetuity
Banco Santander, S.A., February 2019	US Dollar	1,200.0	7.500%	(G)	Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), September 2004	Euro	144.0	€CMS 10 +0.05% subject to a maximum distribution of 8% per annum		Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), March 2007 (H)	US Dollar	210.4	US3M + 0.52%		Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), July 2007	Pounds Sterling	4.9	7.010%		Perpetuity

A. From these dates the issuer can redeem the shares, subject to prior authorization by the national supervisor.
B. Payment is subject to certain conditions and to the discretion of the Bank. The 6.25% interest rate is set for the first five years. After that, it will be reviewed by applying a margin of 5.41 basis points on the 5-year Mid-Swap Rate.
C. Payment is subject to certain conditions and to the discretion of the Bank. The 6.25% interest rate is set for the first seven years . After that, it will be reviewed by applying a margin of 5.640 basis points on the 5-year Mid-Swap Rate.
D. Payment is subject to certain conditions and to the discretion of the Bank. The 6.75% interest rate is set for the first five years. After that, it will be reviewed by applying a margin of 6.803 basis points on the 5-year Mid-Swap Rate.
E. Payment is subject to certain conditions and to the discretion of the Bank. The 5.25% interest rate is set for the first six years. After that, it will be reviewed by applying a margin of 4.999 basis points on the 5-year Mid-Swap Rate.
F. Payment is subject to certain conditions and to the discretion of the Bank. The 4.75% interest rate is set for the first seven years. After that, it will be reviewed by applying a margin of 4.097 basis points on the 5-year Mid-Swap Rate.
G. Payment is subject to certain conditions and to the discretion of the Bank. The 7.50% interest rate is set for the first five years. After that, it will be reviewed every 5 years by applying a margin of 498.9 basis point on the five-year Mid-Swap Rate.
H. Listed in the US.